Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity File Number	001-43068
Entity Registrant Name	Quantum eMotion Corp
Entity Tax Identification Number	00-0000000
Entity Address, Country	CA
Entity Primary SIC Number	7372
Entity Address, Address Line One	2300 Alfred Nobel
Entity Address, City or Town	Montreal, Québec
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	H4S 2A4
City Area Code	514
Local Phone Number	956-2525
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	QNC
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Common Stock, Shares Outstanding	218,588,670
Entity Central Index Key	0002106613
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Richter S.E.N.C.R.L./L.L.P
Auditor Location	Montreal, Québec
Auditor Firm ID	989
Business Contact
Document and Entity Information
Contact Personnel Name	REGISTERED AGENT SOLUTIONS, INC.
Entity Address, Address Line One	99 Washington Avenue
Entity Address, Adress Line Two	Suite 1008
Entity Address, City or Town	Albany
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	12260
City Area Code	888
Local Phone Number	211-7106